Short-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment And Other Income [Line Items]
Short-term investments	$ 26,841	$ 8,592
Fixed Rate Time Deposits
Investment And Other Income [Line Items]
Short-term investments	25,455	7,935
Available-for-sale security | Equity security
Investment And Other Income [Line Items]
Short-term investments	$ 1,386	$ 657